Condensed Consolidated Statements of Equity (Unaudited) - USD ($) $ in Thousands	Mezzanine Equity	Temporary Equity	Common Stock	Additional Paid-In	Stock subscription receivable	Accumulated Deficit	Accumulated OCI	Stock subscription receivable	Non-Controlling Interest	Total
Balance at beginning at Dec. 31, 2016			$ 1	$ 37,504		$ (33,590)	$ 29
Balance at beginning, shares at Dec. 31, 2016			6,145
Net loss						(7,434)				$ (7,434)
Foreign currency translation							(51)			(51)
Deemed distribution				61		(61)
Issuance of shares for services				4,170						4,170
Issuance of shares for services, shares			4,275
Issuance of shares for exercise of warrants				980						$ 980
Issuance of shares for exercise of warrants, shares			1,521							417,461
Warrants issued for services				1,486						$ 1,486
Warrants issued for services, shares
Reclassification of redeemable preference shares				62						62
Shares issued in settlement of debt				692						$ 692
Shares issued in settlement of debt, shares			897							859,802
Conversion of preferred stock and note payable to common stock			$ 1	(500)						$ (499)
Conversion of preferred stock and note payable to common stock, shares			4,000
Conversion of debenture to common stock			$ 1	3,349						3,350
Conversion of debenture to common stock, shares			13,000
Conversion benefit on convertible notes				155						155
Shares issued for sale of stock				265						265
Shares issued for sale of stock, shares			417
Options issued for services				132						132
Balance at ending at Dec. 31, 2017			$ 3	48,356		(41,085)	(22)			7,252
Balance at ending, shares at Dec. 31, 2017			30,255
Net loss						(2,574)			$ (120)	(2,694)
Foreign currency translation							(1)			(1)
Issuance of shares for services	$ 199			728						728
Issuance of shares for services, shares	171		476
Issuance of shares for acquisitions				2,507					1,353	3,860
Issuance of shares for acquisitions, shares			2,333
Issuance of shares for exercise of warrants				563						563
Issuance of shares for exercise of warrants, shares			750
Conversion benefit on convertible notes				200						200
Increase in service compensation due to change in change in exercise price
Issuance of shares for cash
Issuance of shares for cash, shares
Issuance of shares for conversion of debt	$ 406
Issuance of shares for conversion of debt, shares	677
Balance at ending at Mar. 31, 2018	$ 605		$ 3	52,354		(43,659)	(23)		1,233	9,908
Balance at ending, shares at Mar. 31, 2018	848		33,814
Balance at beginning at Dec. 31, 2017			$ 3	48,356		(41,085)	(22)			7,252
Balance at beginning, shares at Dec. 31, 2017			30,255
Foreign currency translation										(14)
Balance at ending at Jun. 30, 2018	$ 605		$ 4	62,627		(46,841)	(36)	$ (370)	5,824	21,208
Balance at ending, shares at Jun. 30, 2018	848		51,354
Balance at beginning at Dec. 31, 2017			$ 3	48,356		(41,085)	(22)			7,252
Balance at beginning, shares at Dec. 31, 2017			30,255
Net loss						(13,769)			(810)	(14,579)
Foreign currency translation							(13)			(13)
Shares issued for business combinations			$ 1	3,340					2,381	$ 5,722
Shares issued for business combinations, shares			12,277							35,000
Issuance of shares for services		$ 199	$ 2	4,748						$ 4,750
Issuance of shares for services, shares		171	11,474
Issuance of shares for exercise of warrants				2,096						2,096
Issuance of shares for exercise of warrants, shares			8,675
Conversion benefit on convertible notes				200						200
Shares issued for sale of stock			$ 2	2,672	(1,425)					$ 1,249
Shares issued for sale of stock, shares			21,525							1,750,000
Shares issued for IP agreement				548						$ 548
Shares issued for IP agreement, shares			3,000
Issuance of shares for conversion of debt		$ 406
Issuance of shares for conversion of debt, shares		677
Shares issued for settlement agreement				96						96
Shares issued for settlement agreement, shares			354
Warrant modification expense				544						544
Balance at ending at Dec. 31, 2018		$ 605	$ 8	62,600	(1,425)	(54,854)	(35)		1,571	7,865
Balance at ending, shares at Dec. 31, 2018		848	87,560
Balance at beginning at Mar. 31, 2018	$ 605		$ 3	52,354		(43,659)	(23)		1,233	9,908
Balance at beginning, shares at Mar. 31, 2018	848		33,814
Net loss						(3,182)			(346)	(3,528)
Foreign currency translation							(13)
Issuance of shares for services				2,897						2,897
Issuance of shares for services, shares			4,619
Issuance of shares for acquisitions			$ 1	5,422					4,937	10,360
Issuance of shares for acquisitions, shares			7,794
Issuance of shares for exercise of warrants				795				(370)		425
Issuance of shares for exercise of warrants, shares			2,700
Increase in service compensation due to change in change in exercise price				403						403
Issuance of shares for cash				350						350
Issuance of shares for cash, shares			1,750
Issuance of shares for exercise of convertible promissory notes				406						406
Issuance of shares for exercise of convertible promissory notes, shares			677
Balance at ending at Jun. 30, 2018	$ 605		$ 4	62,627		(46,841)	(36)	$ (370)	5,824	21,208
Balance at ending, shares at Jun. 30, 2018	848		51,354
Balance at beginning at Dec. 31, 2018		$ 605	$ 8	62,600	(1,425)	(54,854)	(35)		1,571	7,865
Balance at beginning, shares at Dec. 31, 2018		848	87,560
Net loss						(656)			(34)	(690)
Foreign currency translation							11			11
Disposal of equity in Banana Whale Studios PTE Limited									(449)	(449)
Balance at ending at Mar. 31, 2019	$ 605		$ 8	62,600	(1,425)	(55,510)	(24)		1,088	6,737
Balance at ending, shares at Mar. 31, 2019	848		87,560
Balance at beginning at Dec. 31, 2018		$ 605	$ 8	62,600	(1,425)	(54,854)	(35)		1,571	7,865
Balance at beginning, shares at Dec. 31, 2018		848	87,560
Foreign currency translation										11
Balance at ending at Jun. 30, 2019	$ 605		$ 9	62,876	(1,425)	(56,594)	(24)		1,022	5,864
Balance at ending, shares at Jun. 30, 2019	848		94,609
Balance at beginning at Mar. 31, 2019	$ 605		$ 8	62,600	(1,425)	(55,510)	(24)		1,088	6,737
Balance at beginning, shares at Mar. 31, 2019	848		87,560
Net loss						(1,084)			(66)	(1,150)
Shares issuance for contract modification				127						127
Shares issuance for contract modification, share			2,049
Shares issued for services to be provided				149						150
Shares issued for services to be provided, shares			5,000
Balance at ending at Jun. 30, 2019	$ 605		$ 9	$ 62,876	$ (1,425)	$ (56,594)	$ (24)		$ 1,022	$ 5,864
Balance at ending, shares at Jun. 30, 2019	848		94,609